SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share Based Compensation
SHARE BASED COMPENSATION

16. SHARE BASED COMPENSATION

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 633,333 Class A Ordinary Shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted there under, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 333,333 Class A Ordinary Shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 833,333 Class A Ordinary Shares, (ii) 5% of the outstanding Class A Ordinary Shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A Ordinary Shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. The exercise price will not be less than the fair market value of the Company’s ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Amended and Restated 2010 Equity Incentive Plan

On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. Under the Amended and Restated 2010 Plan, the maximum aggregate number of shares that may be issued under the Plan is such number of Shares as shall be equal to 6,500,000 shares, plus any shares subject to stock options or similar awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or converted by the Company, with the maximum number of Shares to be added to the Plan equal to 293,059 Shares. The number of shares available for issuance under the Amended and Restated 2010 Plan will be increased on the closing day of each future registration (including closing of over-allotment options) during the next two fiscal years ending December 31, 2020, in an amount equal to fifteen percent (15%) of the shares offered in each registration.

Share options

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. The fair value of the restricted shares was US$2.70 per share, which was based on the quoted price of the Company’s ADS on November 21, 2018. All restricted stock subject to this award fully vested as of November 22, 2018. After the conversion, there were no options granted to employees and non-employees.

A summary of the share option activity as of December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31, 2017				Year ended December 31, 2018				Year ended December 31, 2019
			Weighted				Weighted				Weighted
		Weighted	Average			Weighted	Average			Weighted	Average
		Average	Remaining	Aggregate		Average	Remaining	Aggregate		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value	Shares	Price	Term	Value	Shares	Price	Term	Value
		RMB		RMB		RMB		RMB		RMB		RMB
Outstanding at beginning of year	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186	—	—	—	—
Granted	—	—	—	—	—	—	—	—	—	—	—	—
Exercised	—	—	—	—	—	—	—	—	—	—	—	—
Forfeited or expired	(2,801)	3.09	—	—	—	—	—	—	—	—	—	—
Converted	—	—	—	—	(253,816)	3.09	—	—	—	—	—	—
Outstanding at end of year	253,816	3.09	1.86	1,186	—	—	—	—	—	—	—	—
Exercisable at end of year	253,816	3.09	1.86	1,186	—	—	—	—	—	—	—	—
Expected to be vested	—	—	—	—	—	—	—	—	—	—	—	—

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the year of 2017, 2018 and 2019.

There were no share-based compensation expenses for the share options during the years from 2017 to 2019. As of December 31, 2018 and 2019, all share options were vested and previously expensed.

Restricted stock awards

During the years of 2014 and 2015, the Board of Directors granted several restricted stock awards to non-executive members of the Board and employees. As of December 31, 2019, these awards of restricted stock have been fully vested.

On May 18, 2015, the Board of Directors granted 510,000 shares of the restricted stock to employees and new hires. Twenty-five percent of the awards shall vest on the one year anniversary of the grant date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service through each vesting date. In 2018 and 2019, 116,291 and 47,743 shares of restricted stock were vested respectively, with 116,291 and 47,743 of the vested shares separately issued to the board members. As of December 31, 2019, these awards of restricted stock were fully vested.

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. All restricted stock subject to this award fully vested as of November 22, 2018.

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Company. Twenty-five percent of the awards shall vest on the one year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service of the Company through each vesting date. In 2018 and 2019, nil and  54,167 shares of restricted stock were vested respectively.

A summary of the restricted stock awards as of December 31, 2018 and 2019 is as follows:

	Year ended December 31, 2018
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	196,637	20.50	1.29
Granted	493,059	18.56	3.90
Vested	(409,350)	19.40	—
Forfeited or expired	(7,027)	21.51	2.11
Unvested at end of year	273,319	19.31	3.01
Shares vested but not issued at end of year	19,935	21.51	—

	Year ended December 31, 2019
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	273,319	19.31	3.01
Granted	—	—	—
Vested	(101,910)	20.20	—
Forfeited or expired	—	—	—
Unvested at end of year	171,409	19.16	2.55
Shares vested but not issued at end of year	19,935	21.78	—

The Company recorded share-based compensation expenses of RMB 4,640, RMB 8,121 and RMB 1,624 in general and administrative expense for the restricted stock awards for the years ended December 31, 2017, 2018 and 2019, respectively, and the unrecognized share-based compensation expenses were amounting to RMB 4,650 and RMB 2,720 as of December 31, 2018 and 2019, respectively.